UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe St., Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800)-527-3713
Date of fiscal year end: 10/31
Date of reporting period: 07/31/2010
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		61	$61

TOTAL INVESTMENT COMPANIES			61

	Percentage
	of Net	Principal
	Assets	Amount	Value

REPURCHASE AGREEMENTS	99.9%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $22,391,355 on 8/2/10. Collateralized by Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 4.00% — 4.10%, with a value of $22,838,820, due at 6/20/35 — 7/15/50)		$22,391,000	$22,391,000

TOTAL REPURCHASE AGREEMENTS			22,391,000

TOTAL INVESTMENTS (Cost $22,391,061)(a)	99.9%		$22,391,061

†	Percentages indicated are based on net assets of $22,424,505.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	48.4%
1 Yr. Constant Maturity Treasury Based ARMS	22.0%
Bear Stearns Adjustable Rate Mortgage Trust
3.24%		3/25/31	$1,550,684	$1,521,567
CS First Boston Mortgage Securities Corp.
5.23%		11/25/31	671,881	646,920
2.82%		6/25/32	385,246	321,794
Fannie Mae
3.00%		7/1/28	2,755,929	2,871,149
2.59%		8/1/29	2,190,248	2,257,310
4.08%		3/1/30	274,512	286,701
2.81%		1/1/32	3,843,925	3,979,089
2.58%		5/1/33	1,160,183	1,209,826
2.85%		9/1/33	3,410,729	3,545,081
2.71%		1/1/35	6,815,240	7,107,163
2.59%		1/1/35	4,718,981	4,923,710
2.63%		1/1/35	9,139,399	9,528,610
2.58%		6/1/35	16,838,929	17,536,448
4.66%		11/1/35	11,791,260	12,280,503
4.56%		9/1/36	33,676,962	35,298,507
4.20%		5/25/42	6,650,914	7,144,745
Fannie Mae Grantor Trust
4.17%		8/25/43	12,730,106	13,300,975
Fannie Mae Whole Loan
5.00%		8/25/42	3,920,080	4,130,235
4.60%		8/25/42	12,000,715	12,800,622
4.34%		4/25/45	20,781,573	21,965,294
FHLMC Structured Pass-Through Securities
4.54%		3/25/44	2,588,717	2,731,158
Freddie Mac
4.46%		10/1/22	1,019,747	1,059,380
5.50%		8/1/24	1,189,331	1,257,967
2.67%		9/1/27	1,396,409	1,440,010
2.75%		12/1/27	1,376,266	1,427,009
2.67%		12/1/27	1,315,465	1,360,189
2.67%		9/1/28	9,661,637	9,999,901
2.66%		9/1/30	928,064	953,383
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

2.77%		7/1/31	$5,591,629	$5,765,982

				188,651,228

6 Mo. Certificate of Deposit Based ARMS	0.5%
Fannie Mae
1.71%		6/1/21	1,295,196	1,298,970
2.38%		12/1/24	2,084,350	2,118,630
Freddie Mac
2.40%		1/1/26	740,976	754,454

				4,172,054

6 Mo. London Interbank Offering Rate (LIBOR)	4.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.10%		3/25/31	308,081	298,275
Fannie Mae
1.66%		9/1/27	3,254,733	3,313,452
1.64%		3/1/28	2,924,601	2,971,324
2.19%		6/1/28	415,918	430,500
1.72%		9/1/33	1,378,959	1,400,859
1.65%		11/1/33	2,374,916	2,415,891
1.94%		11/1/33	1,138,133	1,160,578
Freddie Mac
2.73%		9/1/30	3,324,297	3,474,266
Mastr Adjustable Rate Mortgages Trust
2.12%		1/25/34	805,778	676,230
MLCC Mortgage Investors, Inc.
2.03%		10/25/28	6,746,081	6,148,078
Structured Asset Mortgage Investments, Inc.
1.96%		7/19/32	2,943,865	2,844,784
2.50%		11/19/33	3,009,409	2,483,876
2.44%		12/19/33	5,427,381	4,919,096
Structured Asset Securities Corp.
3.85%		12/25/32	1,070,165	973,546
3.04%		2/25/33	1,794,268	1,634,446

				35,145,201

Cost of Funds Index Based ARMS	5.2%
Fannie Mae
3.76%		2/1/28	15,431,726	16,229,655
3.11%		8/1/33	9,152,472	9,434,734
3.22%		11/1/36	10,344,009	10,656,202
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

3.08%		6/1/38	$7,663,196	$7,903,973

				44,224,564

HYBRID ARMS	9.8%
Banc of America Funding Corp.
2.92%		5/25/35	10,305,197	2,494,919
4.25%		2/20/36	3,916,024	72,055
Banc of America Mortgage Securities
2.91%		7/25/33	2,153,321	1,129,172
5.28%		4/25/35	9,747,156	8,004,417
5.25%		7/25/35	9,459,110	8,517,689
Bear Stearns Adjustable Rate Mortgage Trust
3.47%		8/25/35	9,388,115	363,010
Chase Mortgage Finance Corp.
5.41%		1/25/36	5,144,459	1,203,098
Countrywide Home Loans
3.58%		11/19/33	2,280,317	1,076,323
5.95%		5/20/36	653,498	3,541
First Horizon Alternative Mortgage Securities
2.25%		6/25/35	6,726,405	348,656
First Horizon Mortgage Pass-Through Trust
3.94%		12/25/34	1,810,817	1,009,949
5.30%		6/25/35	7,698,655	7,126,128
Freddie Mac
3.44%		5/1/40	19,241,378	19,931,047
GMAC Mortgage Corporation Loan Trust
4.98%		11/19/35	10,290,269	8,409,165
GSR Mortgage Loan Trust
3.07%		9/25/35	14,732,880	2,197,365
4.03%		10/25/35	11,397,159	1,128,296
JP Morgan Mortgage Trust
3.83%		7/25/35	6,517,524	713,258
Mastr Adjustable Rate Mortgages Trust
6.11%		10/25/32	706,694	705,956
Merrill Lynch Mortgage Investors Trust
3.48%		2/25/34	3,241,947	1,207,560
Morgan Stanley Mortgage Loan Trust
3.43%		2/25/34	3,229,230	2,085,091
2.96%		9/25/34	2,832,306	451,506
4.85%		6/25/36	8,043,333	1,667,785
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Provident Funding Mortgage Loan Trust
2.83%		4/25/34	$1,289,280	$954,377
Residential Accredit Loans, Inc.
3.35%		4/25/35	5,647,942	298,946
Structured Adjustable Rate Mortgage Loan Trust
3.12%		5/25/34	7,943,669	2,015,682
WAMU Mortgage Pass-Through Certificates
2.70%		6/25/33	1,357,462	662,322
Wells Fargo Mortgage Backed Securities Trust
2.94%		9/25/34	6,128,311	2,304,257
2.99%		11/25/34	8,191,100	3,402,468
2.96%		12/25/34	9,255,598	4,391,282
4.71%		3/25/36	13,206,081	358,439
5.53%		5/25/36	1,635,740	3,069

				84,236,828

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	6.8%
Adjustable Rate Mortgage Trust
0.53%		3/25/37	1,186,409	18,098
Banc of America Funding Corp.
0.63%		2/20/47	7,591,019	115,232
Fannie Mae
0.74%		9/18/31	2,411,613	2,411,825
FHLMC Structured Pass-Through Securities
0.69%		10/25/29	3,937,744	3,844,955
Greenpoint Mortgage Funding Trust
0.64%		10/25/45	6,771,825	3,529,881
GSR Mortgage Loan Trust
0.68%		3/25/32	840,994	662,344
JP Morgan Alternative Loan Trust
0.55%		11/25/36	3,480,899	470,489
0.64%		11/25/36	7,772,653	14,690
Lehman XS Trust
0.49%		3/25/37	40,918,477	17,190,319
Merrill Lynch Mortgage Investors Trust
0.53%		7/25/36	5,323,509	1,944,474
Morgan Stanley Mortgage Loan Trust
0.57%		8/25/36	17,577,858	997,058
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

0.57%		10/25/36	$8,037,496	$425,471
0.58%		11/25/36	12,157,170	657,969
0.57%		12/25/36	6,759,353	303,829
Nomura Asset Acceptance Corp.
0.68%		12/25/35	1,665,388	33,843
Residential Accredit Loans, Inc.
0.55%		7/25/36	10,076,423	3,756,208
Structured Adjustable Rate Mortgage Loan Trust
0.54%		2/25/37	1,160,792	24,994
Thornburg Mortgage Securities Trust
0.51%		10/25/46	22,999,939	22,273,507

				58,675,186

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				415,105,061

FIXED RATE MORTGAGE-RELATED SECURITIES	44.5%
Collateralized Mortgage Obligations	44.5%
Fannie Mae
5.00%		2/25/18	8,141,686	8,786,051
4.00%		2/25/23	13,772,307	14,532,465
4.00%		10/25/23	5,855,490	6,162,800
4.50%		3/25/24	14,895,192	15,973,474
5.00%		3/25/24	9,881,203	10,707,134
4.00%		3/25/24	15,371,788	16,190,281
4.50%		3/25/27	18,486,682	19,762,078
5.50%		8/25/27	3,199,085	3,247,659
6.00%		1/25/29	1,778,144	1,799,437
5.00%		5/25/32	11,665,004	12,702,739
5.50%		9/25/34	25,695,330	26,654,074
5.50%		1/25/36	8,750,646	9,343,345
Freddie Mac
5.38%		9/15/11	8,386,861	8,708,788
4.50%		12/15/13	7,756,169	7,932,620
2.00%		6/15/15	15,342,395	15,506,058
4.00%		6/15/22	44,488,102	46,931,477
5.50%		1/15/23	1,603,933	1,666,349
4.00%		8/15/23	23,356,687	24,843,385
6.00%		3/15/32	13,271,486	14,572,762
5.00%		7/15/32	25,859,347	27,166,951
5.50%		2/15/33	14,581,254	15,660,041
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

5.00%		4/15/37	$5,988,637	$6,270,417
4.00%		4/15/37	5,899,396	6,072,805
Government National Mortgage Association
4.49%		10/16/25	3,769,013	3,837,971
5.08%		1/16/30	1,363,449	1,440,438
2.32%		1/16/32	16,500,000	16,782,859
4.50%		10/20/33	6,898,000	6,969,622
5.00%		8/20/35	14,063,398	14,925,341
4.50%		11/20/36	11,315,836	11,603,083
Residential Accredit Loans, Inc.
6.00%		12/25/35	6,679,314	5,023,340

				381,775,844

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				381,775,844

U.S. GOVERNMENT AGENCIES	2.3%
FDIC Structured Sale Guaranteed Notes
1.06%(a)		10/25/11	2,000,000	1,981,900
1.68%(a)		1/7/13	2,500,000	2,444,625
3.00%(a)		9/30/19	3,490,527	3,552,209

				7,978,734

FDIC Trust
2.18%(a)		5/25/50	11,500,000	11,499,655

TOTAL U.S. GOVERNMENT AGENCIES				19,478,389

U.S. GOVERNMENT OBLIGATIONS	2.3%
U.S. Treasury Note
0.63%		7/31/12	20,000,000	20,028,200

TOTAL U.S. GOVERNMENT OBLIGATIONS				20,028,200

	Percentage
	of Net
	Assets†	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		119	$119

TOTAL INVESTMENT COMPANIES			119

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	6.1%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $52,564,832 on 8/2/10 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.10% — 6.00%, with a value of $53,615,280, due at 11/15/17 — 8/15/51)		$52,564,000	$52,564,000

TOTAL REPURCHASE AGREEMENTS			52,564,000

TOTAL INVESTMENTS (Cost $1,099,081,422)(b)	103.6%		$888,951,613

*	The rates presented are the rates in effect at July 31, 2010.

†	Percentages indicated are based on net assets of $858,266,739.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FHLMC-Federal Home Loan Mortgage Corporation
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	61.5%
1 Yr. Constant Maturity Treasury Based ARMS	41.2%
Fannie Mae
2.83%		10/1/28	$194,251	$201,803
3.12%		12/1/30	512,026	536,680
2.81%		1/1/32	1,730,718	1,791,575
2.75%		7/1/33	742,434	768,232
2.58%		6/1/35	273,111	284,424
Freddie Mac
2.76%		11/1/28	179,475	187,032
3.25%		1/1/29	704,378	741,064
2.67%		7/1/30	547,289	566,527
2.65%		9/1/30	118,667	123,541
2.97%		8/1/31	1,212,971	1,262,749
Fund America Investors Corp. II
2.70%		6/25/23	393,565	380,077

				6,843,704

6 Mo. London Interbank Offering Rate (LIBOR)	1.5%
Structured Adjustable Rate Mortgage Loan Trust
2.85%		8/25/34	491,730	162,826
Structured Asset Securities Corp.
2.88%		11/25/32	118,917	86,417

				249,243

Cost of Funds Index Based ARMS	1.1%
Regal Trust IV
3.29%(a)		9/29/31	150,273	125,412
Ryland Mortgage Securities Corp.
3.65%		10/25/23	66,491	62,488

				187,900

HYBRID ARMS	9.3%
Adjustable Rate Mortgage Trust
3.29%		3/25/36	380,225	84,358
Banc of America Funding Corp.
3.47%		5/20/35	1,741,601	120,413
Banc of America Mortgage Securities
6.19%		1/20/38	1,542,131	62,985
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Indymac INDA Mortgage Loan Trust
5.60%		9/25/36	$1,368,652	$805,524
Mortgageit Trust
1.98%		5/25/35	296,252	164,613
1.98%		5/25/35	188,796	82,188
WAMU Mortgage Pass-Through Certificates
2.74%		2/25/33	100,623	35,093
Wells Fargo Mortgage Backed Securities Trust
2.95%		5/25/35	500,541	179,376

				1,534,550

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	8.4%
Adjustable Rate Mortgage Trust
0.60%		11/25/35	681,313	457,027
Morgan Stanley Mortgage Loan Trust
0.42%		6/25/36	92,159	89,692
Sequoia Mortgage Trust
0.96%		9/20/33	605,136	505,026
Structured Asset Mortgage Investments, Inc.
2.14%		2/19/35	519,383	86,732
Structured Asset Securities Corp.
1.64%		3/25/33	215,738	70,384
1.70%		5/25/33	221,808	73,099
1.55%		11/25/33	415,036	108,619

				1,390,579

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				10,205,976

FIXED RATE MORTGAGE-RELATED SECURITIES	19.3%
Collateralized Mortgage Obligations	19.3%
Freddie Mac
4.00%		8/15/23	1,707,143	1,815,806
Government National Mortgage Association
2.32%		1/16/32	1,000,000	1,017,143
4.50%		10/20/33	365,203	368,995

				3,201,944

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				3,201,944

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

U.S. GOVERNMENT OBLIGATIONS	12.1%
U.S. Treasury Note
0.63%		7/31/12	$2,000,000	$2,002,820

TOTAL U.S. GOVERNMENT OBLIGATIONS				2,002,820

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		303	303

TOTAL INVESTMENT COMPANIES			$303

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	19.3%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $3,212,051 on 8/2/10. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.50%, with a value of $3,276,240, due at 7/15/40)		$3,212,000	$3,212,000

TOTAL REPURCHASE AGREEMENTS			3,212,000

TOTAL INVESTMENTS (Cost $24,702,079)(b)	112.2%		$18,623,043

*	The rates presented are the rates in effect at July 31, 2010.

†	Percentages indicated are based on net assets of $16,594,260.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	32.1%
1 Yr. Constant Maturity Treasury Based ARMS	32.1%
Fannie Mae
2.90%		5/1/31	$681,864	$714,948
2.81%		1/1/32	2,435,864	2,521,516
2.71%		1/1/35	582,894	607,861
2.58%		6/1/35	166,242	173,128
4.56%		9/1/36	922,656	967,082
Fannie Mae Grantor Trust
4.17%		8/25/43	2,485,961	2,597,442
Freddie Mac
2.70%		3/1/27	375,888	389,888
2.97%		8/1/31	1,718,659	1,789,189

				9,761,054

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				9,761,054

FIXED RATE MORTGAGE-RELATED SECURITIES	57.8%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	31,607	33,530

Collateralized Mortgage Obligations	57.7%
Fannie Mae
4.00%		2/25/23	2,404,928	2,537,667
Freddie Mac
2.00%		6/15/15	1,704,711	1,722,895
4.50%		4/15/19	2,918,904	3,178,133
4.00%		8/15/23	2,365,331	2,515,889
Government National Mortgage Association
5.12%		1/16/28	1,070,337	1,138,174
4.68%		6/16/31	1,039,163	1,110,683
2.32%		1/16/32	2,500,000	2,542,858
4.50%		10/20/33	1,447,996	1,463,030
4.50%		11/20/36	1,317,198	1,350,635

				17,559,964

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				17,593,494

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

U.S. GOVERNMENT AGENCIES	1.6%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	$500,000	$488,925

TOTAL U.S. GOVERNMENT AGENCIES				488,925

U.S. GOVERNMENT OBLIGATIONS	3.3%
U.S. Treasury Note
0.63%		7/31/12	1,000,000	1,001,410

TOTAL U.S. GOVERNMENT OBLIGATIONS				1,001,410

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		602	$602

TOTAL INVESTMENT COMPANIES			602

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	8.3%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $2,526,040 on 8/2/10. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%, with a value of $2,576,521, due at 7/15/40)		$2,526,000	$2,526,000

TOTAL REPURCHASE AGREEMENTS			2,526,000

TOTAL INVESTMENTS (Cost $30,593,034)(b)	103.1%		$31,371,485

*	The rates presented are the rates in effect at July 31, 2010.

†	Percentages indicated are based on net assets of $30,432,081.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	14.7%
1 Yr. Constant Maturity Treasury Based ARMS	5.5%
Countrywide Home Loans
2.92%		1/20/35	$953,454	$757,608
Fannie Mae
2.58%		6/1/35	1,044,947	1,088,232

				1,845,840

HYBRID ARMS	8.6%
Banc of America Mortgage Securities
2.87%		4/25/33	26,002	26,022
CS First Boston Mortgage Securities Corp.
2.71%		6/25/33	134,902	56,432
Structured Adjustable Rate Mortgage Loan Trust
5.47%		6/25/36	3,022,398	2,807,482

				2,889,936

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	0.6%
Impac CMB Trust
1.35%		6/25/33	228,357	184,172

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,919,948

FIXED RATE MORTGAGE-RELATED SECURITIES	61.2%
15 Yr. Securities	5.1%
Fannie Mae
7.00%		3/1/15	72,888	77,905
7.00%		3/1/15	65,154	69,571
7.00%		3/1/15	129,438	138,481
7.50%		11/1/15	103,580	111,959
6.50%		1/1/16	97,159	103,995
6.00%		6/1/16	282,833	306,642
6.00%		7/1/17	336,180	364,530
6.00%		7/1/17	173,723	188,767
Freddie Mac
6.00%		6/1/17	328,667	357,046

				1,718,896

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Collateralized Mortgage Obligations	56.1%
Countrywide Alternative Loan Trust
5.50%		12/25/35	$2,116,883	$1,755,855
Credit Suisse Mortgage Capital Certificates
6.00%		2/25/37	411,644	89,692
6.00%		2/25/37	2,716,306	859,380
Fannie Mae
4.00%		2/25/23	2,997,113	3,162,538
4.50%		3/25/24	1,149,024	1,232,204
5.00%		5/25/32	2,487,719	2,709,030
4.00%		10/25/32	1,294,776	1,349,313
5.00%		9/25/35	284,359	288,229
First Horizon Alternative Mortgage Securities
6.00%		7/25/36	975,874	201,155
6.00%		7/25/36	1,185,668	105,760
Freddie Mac
5.00%		2/15/30	3,985,792	4,268,072
Government National Mortgage Association
4.50%		11/20/36	1,496,717	1,534,711
Residential Funding Mortgage Securities I
6.00%		1/25/37	3,047,361	1,249,857

				18,805,796

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				20,524,692

U.S. GOVERNMENT AGENCIES	8.8%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	436,316	444,026
FDIC Trust
2.18%(a)		5/25/50	2,500,000	2,499,925

				2,943,951

TOTAL U.S. GOVERNMENT AGENCIES				2,943,951

U.S. GOVERNMENT OBLIGATIONS	11.9%
U.S. Treasury Note
0.63%		7/31/12	4,000,000	$4,005,640

TOTAL U.S. GOVERNMENT OBLIGATIONS				4,005,640

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		517	$517

TOTAL INVESTMENT COMPANIES			517

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	23.0%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $7,703,122 on 8/2/10. Collateralized by Adjustable and Fixed Rate U.S. Government Mortgage-Backed Securities, 4.00% - 4.50%, with a value of $7,857,061, due at 6/20/35 - 7/15/40)		$7,703,000	$7,703,000

TOTAL REPURCHASE AGREEMENTS			7,703,000

TOTAL INVESTMENTS (Cost $45,914,224)(b)	119.6%		$40,097,748

*	The rates presented are the rates in effect at July 31, 2010.

†	Percentages indicated are based on net assets of $33,519,048.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	12.0%
1 Yr. Constant Maturity Treasury Based ARMS	0.9%
Fannie Mae
2.58%		6/1/35	$189,990	$197,860

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	11.1%
Fannie Mae
0.75%		2/25/37	2,582,138	2,560,815

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				2,758,675

FIXED RATE MORTGAGE-RELATED SECURITIES	49.4%
15 Yr. Securities	0.4%
Fannie Mae
7.00%		3/1/15	89,621	95,696

30 Yr. Securities	4.7%
Fannie Mae
5.00%		3/1/38	606,298	646,465
Government National Mortgage Association
7.50%		2/15/24	95,011	108,363
7.00%		4/15/27	102,701	115,149
6.00%		1/15/29	196,615	218,347

				1,088,324

Collateralized Mortgage Obligations	44.3%
Fannie Mae
4.50%		3/25/24	343,065	367,900
5.00%		5/25/32	2,475,865	2,696,121
4.00%		1/25/33	147,285	152,834
5.50%		12/25/36	3,138,481	3,558,882
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Freddie Mac
4.50%		4/15/19	$2,928,712	$3,188,812
4.00%		3/15/33	204,762	218,262

				10,182,811

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				11,366,831

U.S. GOVERNMENT AGENCIES	6.3%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	436,316	444,026
FDIC Trust
2.18%(a)		5/25/50	1,000,000	999,970

				1,443,996

TOTAL U.S. GOVERNMENT AGENCIES				1,443,996

U.S. GOVERNMENT OBLIGATIONS	30.6%
U.S. Treasury Note
1.00%		7/15/13	7,000,000	7,035,560

TOTAL U.S. GOVERNMENT OBLIGATIONS				7,035,560

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		121	$121

TOTAL INVESTMENT COMPANIES			121

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	12.7%
Bank of America, 0.19%, (Agreement dated 7/30/10 to be repurchased at $2,917,046 on 8/2/10 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Security, 4.50%, with a value of $2,975,341, due at 7/15/40)		$2,917,000	$2,917,000

TOTAL REPURCHASE AGREEMENTS			2,917,000

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net	Principal
	Assets†	Amount	Value

TOTAL INVESTMENTS (Cost $24,483,427)(b)	111.0%		$25,522,183

*	The rates presented are the rates in effect at July 31, 2010.

†	Percentages indicated are based on net assets of $23,002,787.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

COMMON STOCKS	96.5%
Aerospace & Defense	7.0%
General Dynamics Corp.		35,000	$2,143,750
United Technologies Corp.		50,000	3,555,000

			5,698,750

Air Freight & Logistics	3.6%
United Parcel Service, Inc.		45,000	2,925,000

Beverages	9.1%
Coca-Cola Co.		70,000	3,857,700
PepsiCo, Inc.		55,000	3,570,050

			7,427,750

Chemicals	2.3%
Praxair, Inc.		22,000	1,910,040

Commercial Banks	3.4%
Wells Fargo & Co.		100,000	2,773,000

Communications Equipment	2.8%
Cisco Systems, Inc.(a)		100,000	2,307,000

Computers & Peripherals	4.4%
International Business Machines Corp.		28,000	3,595,200

Diversified Financial Services	3.3%
American Express Co.		60,000	2,678,400

Food & Staples Retailing	7.4%
Sysco Corp.		80,000	2,477,600
Wal-Mart Stores, Inc.		70,000	3,583,300

			6,060,900

Health Care Equipment & Supplies	5.0%
Becton, Dickinson & Co.		30,000	2,064,000
Medtronic, Inc.		55,000	2,033,350

			4,097,350

Health Care Providers & Services	2.4%
UnitedHealth Group, Inc.		65,000	1,979,250

Hotels, Restaurants & Leisure	4.3%
McDonalds Corp.		50,000	3,486,500

Household Products	4.5%
Proctor & Gamble		60,000	3,669,600

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2010 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

Industrial Conglomerates	7.2%
3M Company		35,000	$2,993,900
General Electric Co.		180,000	2,901,600

			5,895,500

Insurance	4.3%
Berkshire Hathaway, Inc.(a)		30	3,510,000

IT Services	3.3%
Automatic Data Processing		65,000	2,682,550

Oil & Gas Consumable Fuels	7.7%
Chevron Corp.		40,000	3,048,400
Exxon Mobil Corp.		55,000	3,282,400

			6,330,800

Pharmaceuticals	8.2%
Abbott Laboratories		65,000	3,190,200
Johnson & Johnson		60,000	3,485,400

			6,675,600

Software	3.9%
Microsoft Corp.		125,000	3,226,250

Specialty Retail	2.4%
Home Depot		70,000	1,995,700

TOTAL COMMON STOCKS			78,925,140

INVESTMENT COMPANIES	4.0%
Northern Institutional Treasury Portfolio		3,250,519	3,250,519

TOTAL INVESTMENT COMPANIES			3,250,519

TOTAL INVESTMENTS (Cost $66,917,691)(b)	100.5%		$82,175,659

†	Percentages indicated are based on net assets of $81,803,074.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO OF INVESTMENTS
JULY 31, 2010
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2010, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares, Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except (i) Class AMF Shares bear a distribution fee, while Class H Shares will not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.
As of July 31, 2010, the Ultra Short Mortgage, Ultra Short and Intermediate Mortgage Funds are closed to new investors and additional purchases by existing shareholders, however, additional shares may still be issued to shareholders in reinvestment of dividends for all Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain liabilities.
     A. Significant accounting policies are as follows:
SECURITY VALUATION
Money Market Fund:
Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.
Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees. The Board of Trustees has authorized one or more pricing services with respect to various asset classes of securities held by the Funds. Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser determined that such valuations are unreliable, the Funds will fair value the securities pursuant to the Board approved proprietary fair valuation methodology of the Adviser.
Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material.
Fair value pricing, including prices obtained from pricing services is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
Large Cap Equity Fund:
Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Closed-end funds are valued at their market values based upon the latest available sale price on the exchange where the security is principally traded. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 —quoted prices in active markets for identical assets

•	Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Portfolio	Level 1 —	Level 2 —	Level 3 —	Total

Money Market Fund
Repurchase Agreements	$—	$22,391,000	$—	$22,391,000
Investment Companies	61	—	—	61

Total Investments				22,391,061
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	597,105,454	—	597,105,454
Non-Agency Mortgage Related Securities	—	199,775,452	—	199,775,452
U.S. Government Agencies	—	19,478,388	—	19,478,388
U.S. Government Obligations	—	20,028,200	—	20,028,200
Repurchase Agreements	—	52,564,000	—	52,564,000
Investment Companies	119	—	—	119

Total Investments				888,951,613
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,463,627	—	6,463,627
Non-Agency Mortgage Related Securities	—	6,944,293	—	6,944,293
U.S. Government Obligations	—	2,002,820	—	2,002,820
Repurchase Agreements	—	3,212,000	—	3,212,000
Investment Companies	303	—	—	303

Total Investments				18,623,043
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	27,354,548	—	27,354,548
U.S. Government Agencies	—	488,925	—	488,925
U.S. Government Obligations	—	1,001,410	—	1,001,410
Repurchase Agreements	—	2,526,000	—	2,526,000
Investment Companies	602	—	—	602

Total Investments				31,371,485
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	15,816,514	—	15,816,514
Non-Agency Mortgage Related Securities	—	9,628,126	—	9,628,126
U.S. Government Agencies	—	2,943,951	—	2,943,951
U.S. Government Obligations	—	4,005,640	—	4,005,640
Repurchase Agreements	—	7,703,000	—	7,703,000
Investment Companies	517	—	—	517

Total Investments				40,097,748
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	14,125,506	—	14,125,506
U.S. Government Agencies	—	1,443,996	—	1,443,996
U.S. Government Obligations	—	7,035,560	—	7,035,560
Repurchase Agreements	—	2,917,000	—	2,917,000
Investment Companies	121	—	—	121

Total Investments				25,522,183
Large Cap Equity Fund
Common Stocks	78,925,140	—	—	78,925,140
Investment Companies	3,250,519	—	—	3,250,519

Total Investments				$82,175,659

There were no significant transfers in and out of Levels 1, 2 or 3 during the quarter ended July 31, 2010 and the Funds did not hold any Level 3 securities at July 31, 2010.
Liquidity and Valuation of Certain Securities
Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities.
As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.
As of July 31, 2010, the respective Funds’ holdings of non-agency mortgage-backed securities were:

Ultra Short Mortgage Fund	22.5%
Ultra Short Fund	37.3%
Intermediate Mortgage Fund	24.0%
The current market instability has made it more difficult to obtain market quotations on many of the Funds’ portfolio securities. The value and related income of these securities are sensitive to changes in economic conditions, particularly changes in the housing market (e.g., housing prices, mortgage delinquencies and/or defaults). Deteriorating fundamentals in the U.S. housing market and heightened concerns about credit quality within the residential mortgage-backed securities market have adversely impacted the valuation of securities held by the Funds and resulted in increased volatility of the values of securities held by the Funds. Certain holdings of the Funds have also experienced material downgrades in their credit ratings by one or more nationally recognized statistical rating organizations (Moody’s, Standard & Poors, Fitch, etc.) as a result of these deteriorating housing fundamentals. Further deterioration in the housing industry could adversely impact a Fund’s NAV, future performance and liquidity.
Under current market conditions many of the Funds’ portfolio securities (particularly those in certain segments of the non-agency market) may be deemed to be illiquid. Illiquid securities are generally those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset values per share.
REPURCHASE AGREEMENTS
Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of July 31, 2010 the Funds did not hold any securities purchased on a when-issued or delayed-delivery basis.
FEDERAL INCOME TAX INFORMATION
As of July 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$22,391,061	$—	$—	$—
AMF Ultra Short Mortgage Fund	1,099,081,422	16,302,928	(226,432,737)	(210,129,809)
AMF Ultra Short Fund	24,702,079	179,153	(6,258,189)	(6,079,036)
AMF Short U.S. Government Fund	30,593,034	778,451	—	778,451
AMF Intermediate Mortgage Fund	45,914,224	912,023	(6,728,500)	(5,816,476)
AMF U.S. Government Mortgage Fund	24,483,427	1,060,084	(21,328)	1,038,756
AMF Large Cap Equity Fund	66,917,691	20,919,919	(5,661,951)	15,257,968

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Asset Management Fund
By (Signature and Title)
/s/ Trent Statczar

Trent Statczar, Treasurer
Date: September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)
/s/ Trent Statczar

Trent Statczar, Treasurer
Date: September 24, 2010
By (Signature and Title)
/s/ Rodger Shay Jr., President

Rodger Shay Jr., President
Date: September 24, 2010